Goodwill and Intangible Assets, Net - Schedule of Future Amortization Expense (Details) - USD ($) $ in Millions	Dec. 26, 2020	Dec. 28, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021and 2022	$ 170
2022 and 2023	76
2023 and 2024	28
2024 and 2025	20
2025 and Thereafter	19
Thereafter	5
Intangible Assets Subject to Amortization, Net	$ 318	$ 569